Financial Assets and Financial Liabilities - USD Denominated Assets and Liabilities Represented in RUB (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Current assets	₽ 68,856	₽ 66,032
Trade and other receivables	16,403	15,340
Cash and cash equivalents	1,706	3,509	₽ 1,803	₽ 2,452
Non-current liabilities	(25,168)	(86,663)
Loans and borrowings	(2,201)	(7,205)
Current liabilities	(399,343)	(459,439)
Short-term loans and borrowings	(314,836)	(381,317)
Trade and other payables	(43,783)	(38,244)
Currency risk [member] | U.S. dollars [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Current assets	215	639
Trade and other receivables	74	172
Cash and cash equivalents	141	467
Non-current liabilities		(4,667)
Loans and borrowings	0	(4,667)
Current liabilities	(40,342)	(41,047)
Short-term loans and borrowings	(38,041)	(38,861)
Trade and other payables	₽ (2,301)	₽ (2,186)